Significant Transactions - Additional information (Detail) - FirstCaribbean International Bank Limited [member] - CAD ($) $ in Millions	3 Months Ended
	Oct. 31, 2020	Nov. 08, 2019
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests sold		66.73%
Impairment loss recognised in profit or loss, goodwill	$ 220